Selling expenses (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Selling Expenses [Abstract]
Summary Of Selling Expenses

Selling expenses are analysed as follows:

	2022	2021	2020
Shipping and handling costs	55,912	54,672	28,749
Labour costs	24,615	24,241	20,077
Depreciation and amortisation	11,832	11,819	12,441
Customs duties	7,929	10,614	6,958
Commissions to sales representatives	7,318	7,503	5,403
Advertising expenses	6,193	5,576	4,837
Utilities	3,675	2,668	2,149
Fairs	1,050	807	591
Other insurance costs	1,034	946	843
Impairment of non-financial assets	890	1,188	2,450
Leases	785	607	483
Promotions	661	655	409
Advisory services	611	546	284
Insurance costs on trade receivables	567	347	578
Samples	546	687	582
COVID-19 government grants	—	(299)	(1,534)
COVID-19 rent concessions	(635)	(1,515)	(1,799)
Other	1,941	569	1,017
Total	124,924	121,631	84,518